Leases - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Lease liabilities - current portion	$ 79,342	$ 101,947		$ 47,689
Lease liabilities - non-current portion		29,378		17,227
Total	$ 79,342	$ 131,325		$ 64,916
Weighted-average remaining lease term - operating leases	9 months 18 days	1 year 3 months 18 days	1 year 9 months 18 days	1 year 2 months 12 days
Weighted-average discount rate - operating leases	6.03%	5.99%	5.80%	5.00%